OTHER INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest expense to related parties	$ (28)	$ (83)	$ (171)
Interest expense and other bank charges	(350)	(801)	(901)
Interest income	121	24	178
Foreign currency gain (loss)	723	60	(254)
Gain from sale of Mesh shares	0	186	0
Loss from investment in I-SEC Korea	(131)	0	0
Loss from QDD	(218)	0	0
Other income (expense)	(4)	77	(140)
Total other income (expense), net	$ 113	$ (537)	$ (1,288)